Merger	3 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Merger

Note 2 – Merger

On April 17, 2015, our wholly owned subsidiary, Content Checked Acquisition Corp., a corporation formed in the State of Wyoming (“Acquisition Sub”), merged (the “Merger”) with and into Content Checked. Content Checked was the surviving corporation in the Merger and became our wholly owned subsidiary. All of the outstanding 1,000,000 shares of common stock of Content Checked were converted into 24,000,000 shares of our common stock. As a result of the Merger, we discontinued our pre-Merger business and acquired the business of Content Checked and we are continuing the existing business operations of Content Checked as a publicly traded company under the name “Content Checked Holdings, Inc.”

In accordance with Accounting Standards Codification (“ASC”) 805-10-40, Business Combinations – Reverse Acquisitions, Content Checked was the acquiring entity for accounting purposes. While the transaction is accounted for using the purchase method of accounting, in substance the transaction was a recapitalization of 30,573,200 common stock of our capital structure.

In connection with the Merger and pursuant to the Split-Off Agreement that we entered into with our former CEO and sole director (and our pre-Merger majority stockholder) (the “Split-Off Agreement”), we transferred our pre-Merger assets and liabilities to our pre-Merger majority stockholders, in exchange for the surrender by them and cancellation of 24,400,000 shares of our common stock and as a result, existing stockholders retained 6,173,200 common shares.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse acquisition as if the transaction had taken place as of the beginning of the earliest period presented.

In accordance with “reverse merger” accounting treatment, our historical financial statements as of period ends, and for periods ended, prior to the Merger will be replaced with the historical financial statements of Content Checked prior to the Merger in all future filings with the SEC, beginning with this Quarterly Report. Prior to the Merger, we were a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended). As a result of the Merger, we ceased to be a shell company.